Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (857,644)	$ (313,507)	$ (2,757,687)	$ (920,418)
Adjustments to reconcile net loss to net cash used in operating activities:
Common Stock issued for services	115,580	23,499	79,209	58,221
Stock Compensation Expense	313,000	94,300	1,246,182	378,559
Changes in operating assets and liabilities:
Prepaid expenses and other assets	25,000	11,000	(639,294)	2,000
Deferred revenue			943,500
Accounts payable and accrued liabilities	83,117	18,328	238,254	23,832
Accounts payable and accrued liabilities – Related Parties	178,495		540,003
Net cash used in operating activities	(142,452)	(166,380)	(349,833)	(457,806)
Cash flows from financing activities:
Cash from Sale of Common Stock, net		256,000	576,000	412,500
Proceeds from Short term Loan – Related Parties	135,000
Deferred Offering Costs	(52,150)		(222,497)
Net cash provided by financing activities	82,850	256,000	353,503	412,500
Net (decrease) increase in cash and cash equivalents	(59,602)	89,620	3,670	(45,306)
Cash and cash equivalents at beginning of period	156,087	152,417	152,417	197,723
Cash and cash equivalents at end of period	$ 96,485	$ 242,037	156,087	152,417
Supplemental disclosure of non-cash Investing and Financing Activities:
Common Stock cancelled related to litigation settlement agreement – 18,396 Common Shares			18
Common Stock issued in exchange for 100% equity interest in Emergen Energy LLC – 1,587,300 Common Shares			$ 22,222,200